Deferred Compensation and Supplemental Employee Retirement Plans	12 Months Ended
Dec. 31, 2021
Deferred Compensation and Supplemental Employee Retirement Plans
Note 17. Deferred Compensation and Supplemental Employee Retirement Plans

Note 17.  Deferred Compensation and Retirement Plan for Directors

The Company maintains a directors’ deferred compensation plan and, prior to 2005, maintained a retirement plan for its directors.  Participants are general unsecured creditors of the Company with respect to these benefits.  The benefits accrued under these plans were $33,000 and $43,694 at December 31, 2021 and 2020, respectively.  Expenses associated with these plans were $41 and $274 for the years ended December 31, 2021 and 2020, respectively.  The balance in the retirement plan was paid out in 2021, and the balance of $33,000 consists of funds in the deferred compensation plan for three directors.  These funds do not accrue interest, and will be paid out upon retirement from the Board, therefore there will be no expenses from this plan going forward.